ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Timothy F. Cormier
January 6, 2026	T +1 617 951 7747
timothy.cormier@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Putnam Funds Trust (the “Registrant”)

(Registration Nos. 333-00515 and 811-07513)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Putnam Emerging Markets Equity Fund, Putnam Focused Equity Fund and Putnam Global Technology Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 405 to the Registrant’s Registration Statement (“Amendment No. 405”), and (b) that Amendment No. 405 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7747.

Very truly yours,

/s/ Timothy F. Cormier
Timothy F. Cormier

cc:  Venice Monagan, Esq., Franklin Templeton

Tara Gormel, Esq., Franklin Templeton